TOUCHSTONE STRATEGIC TRUST | Touchstone International Growth Opportunities Fund
Touchstone International Growth Opportunities Fund

September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone International Growth Opportunities Fund (the “Fund”)

Supplement to the Prospectus dated October 30, 2017

Notice of Fund Name and Strategy Changes and Reduction in Advisory Fee and Expense Limitations

Effective April 17, 2018, the Fund was renamed the Touchstone International Growth Opportunities Fund (formerly, Touchstone Global Growth Fund), the Fund’s principal investment strategy was revised, and the Fund’s management fee and contractual expense limits were reduced. In connection with the change to its principal investment strategy, effective April 17, 2018, the Fund's primary performance benchmark changed from the MSCI All Country World Index, Net to the MSCI All Country World ex-USA Index, Net.

Additionally, effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of the Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Fund, as detailed in the chart below.

Accordingly, similar disclosure in the sections entitled “The Fund’s Fees and Expenses”, the expense “Example”, “The Fund’s Principal Investment Strategies” and “The Fund’s Performance” as reflected in the Summary section of the Fund’s prospectus are replaced with the following:

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	41.78%	235.56%	50.78%	0.92%
Total Annual Fund Operating Expenses(2)	42.83%	237.36%	51.58%	1.72%
Fee Waiver or Expense Reimbursement(3)	(41.59)%	(235.37)%	(50.59)%	(0.83)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(3)(4)	1.24%	1.99%	0.99%	0.89%

___________________________________________
(1)Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective April 17, 2018.
(2)Total Annual Fund Operating Expenses will differ from the ratio of gross expenses to average net assets shown in the annual report for the fiscal year ended June 30, 2017 due to a contractual change in the Fund's Investment Advisory Agreement effective April 17, 2018.
(3) Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity provider; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through June 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived and (2) the Fund’s current expense limitation.
(4) Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets shown in the annual report for the fiscal year ended June 30, 2017 due to a contractual change in the Fund's expense limitation agreement that took effect April 17, 2018.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$620	$302	$101	$91	$202
3 Years	$6,172	$12,427	$6,415	$461	$12,427
5 Years	$8,317	$12,427	$8,217	$855	$12,427
10 Years	$9,544	$12,427	$8,905	$1,961	$12,427

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund will primarily invest its net assets (plus any borrowings for investment purposes) in equity securities of foreign issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund generally will contain 25 to 50 equity securities.
Under normal market conditions, the Fund primarily invests its assets in the securities of foreign issuers, through, but not limited to, American Depository Receipts ("ADRs") or other depositary receipts. In determining whether an issuer is foreign, DSM Capital Partners LLC ("DSM"), the Fund's sub-advisor, will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States, including in emerging markets. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors.
DSM manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

	1 Year	Since Inception (3/28/2012)
Average Annual Total Returns for the periods ended December 31, 2016
Institutional Class
Return Before Taxes	(2.22)%	8.91%
Return After Federal Income Taxes on Distributions	(2.79)%	7.51%
Return After Federal Income Taxes on Distributions and Sale of Fund Shares	(0.84)%	6.84%
Class A
Return Before Taxes	(8.08)%	8.67%
Class C
Return Before Taxes	(4.14)%	7.86%
Class Y
Return Before Taxes	(2.28)%	8.90%
MSCI All Country World ex-USA Index, Net (reflects no deductions for fees, expenses or taxes)	4.50%	2.87%
MSCI All Country World Index, Net (reflects no deductions for fees, expenses or taxes)	7.86%	7.28%

On April 17, 2018, the Fund changed its name and principal investment strategy. Consequently, prior period performance may have been different if the Fund had not been managed using the sub-advisor's global growth strategy.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078
Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A — Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone International Growth Opportunities Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone International Growth Opportunities Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)	[1]	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		41.78%	235.56%	50.78%	0.92%
Expenses (as a percentage of Assets)	[2]	42.83%	237.36%	51.58%	1.72%
Fee Waiver or Reimbursement	[3]	(41.59%)	(235.37%)	(50.59%)	(0.83%)
Net Expenses (as a percentage of Assets)	[3],[4]	1.24%	1.99%	0.99%	0.89%
[1]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective April 17, 2018.
[2]	Total Annual Fund Operating Expenses will differ from the ratio of gross expenses to average net assets shown in the annual report for the fiscal year ended June 30, 2017 due to a contractual change in the Fund's Investment Advisory Agreement effective April 17, 2018.
[3]	Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity provider; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through June 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived and (2) the Fund’s current expense limitation.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets shown in the annual report for the fiscal year ended June 30, 2017 due to a contractual change in the Fund's expense limitation agreement that took effect April 17, 2018.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone International Growth Opportunities Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	620	302	101	91
Expense Example, with Redemption, 3 Years	6,172	12,427	6,415	461
Expense Example, with Redemption, 5 Years	8,317	12,427	8,217	855
Expense Example, with Redemption, 10 Years	9,544	12,427	8,905	1,961

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone International Growth Opportunities Fund Class C
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	12,427
Expense Example, No Redemption, 5 Years	12,427
Expense Example, No Redemption, 10 Years	12,427

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund will primarily invest its net assets (plus any borrowings for investment purposes) in equity securities of foreign issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund generally will contain 25 to 50 equity securities.
Under normal market conditions, the Fund primarily invests its assets in the securities of foreign issuers, through, but not limited to, American Depository Receipts ("ADRs") or other depositary receipts. In determining whether an issuer is foreign, DSM Capital Partners LLC ("DSM"), the Fund's sub-advisor, will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States, including in emerging markets. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors.
DSM manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone International Growth Opportunities Fund	Label	1 Year	Since Inception	Inception Date
MSCI All Country World ex-USA Index, Net	MSCI All Country World ex-USA Index, Net (reflects no deductions for fees, expenses or taxes)	4.50%	2.87%
MSCI All Country World Index Net	MSCI All Country World Index, Net (reflects no deductions for fees, expenses or taxes)	7.86%	7.28%
Class A	Return Before Taxes	(8.08%)	8.67%	Mar. 28, 2012
Class C	Return Before Taxes	(4.14%)	7.86%	Mar. 28, 2012
Class Y	Return Before Taxes	(2.28%)	8.90%	Mar. 28, 2012
Institutional Class	Return Before Taxes	(2.22%)	8.91%	Mar. 28, 2012
Institutional Class | After Taxes on Distributions	Return After Federal Income Taxes on Distributions	(2.79%)	7.51%
Institutional Class | After Taxes on Distributions and Sales	Return After Federal Income Taxes on Distributions and Sale of Fund Shares	(0.84%)	6.84%

Please retain this Supplement for future reference.